Share Capital and Share Premium (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of share capital, reserves and other equity interest [text block] [Abstract]
Schedule of share capital arising on the share for share exchange
	Nominal Value	Share Capital		Share Premium	Merger Reserve
	£/$	Shares	$000	$000	$000
At January 1 2021 per 20-F annual report	£0.03	194,612,289	10,794	111,821	-
Group Reorganization
Elimination of share capital in Tiziana Life Sciences Plc	£0.03	(194,612,289)	(10,794)	(111,821)	122,615
Shares issued pursuant to share for share exchange and consolidation	$0.001	97,306,144	97	-	(97)
Elimination of other reserves in Tiziana Life Sciences Plc					(3,821)
Restated at 1 January 2021	$0.001	97,306,144	97	-	118,697
Shares issued in the period:
Conversion of warrants	$0.001	136,854	-	156	-
Conversion of Loan	$0.001	1,866,907	2	603	-
Issued in lieu of cash bonus	$0.001	2,962,709	3	14,837	-
At 31 December 2021		102,272,614	102	15,596	118,697